Vanguard® High-Yield Active ETF
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.8%)
U.S. Government Securities (10.8%)
	United States Treasury Note/Bond	3.750%	6/30/2027	1,010	1,012
	United States Treasury Note/Bond	3.750%	8/15/2027	825	827
	United States Treasury Note/Bond	3.625%	8/31/2027	300	300
	United States Treasury Note/Bond	1.125%	2/29/2028	345	326
	United States Treasury Note/Bond	1.250%	4/30/2028	696	657
	United States Treasury Note/Bond	1.250%	5/31/2028	705	664
[1]	United States Treasury Note/Bond	3.875%	7/15/2028	875	881
[2]	United States Treasury Note/Bond	4.125%	7/31/2028	1,022	1,036
	United States Treasury Note/Bond	4.875%	10/31/2028	300	311
	United States Treasury Note/Bond	4.250%	2/28/2029	300	306
	United States Treasury Note/Bond	4.125%	3/31/2029	397	403
	United States Treasury Note/Bond	4.000%	7/31/2029	296	299
	United States Treasury Note/Bond	3.875%	11/30/2029	600	605
	United States Treasury Note/Bond	4.000%	2/28/2030	400	405
	United States Treasury Note/Bond	4.125%	8/31/2030	500	509
	United States Treasury Note/Bond	2.000%	11/15/2041	172	122
Total U.S. Government and Agency Obligations (Cost $8,670)					8,663
Corporate Bonds (85.9%)
Communications (11.5%)
[3]	Altice France SA	6.875%	10/15/2030	50	49
[3]	Altice France SA	6.500%	3/15/2032	460	441
	AMC Networks Inc.	4.250%	2/15/2029	40	34
[3]	AMC Networks Inc.	10.500%	7/15/2032	627	660
[3]	Cable One Inc.	4.000%	11/15/2030	681	538
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	265	263
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	1,381	1,311
[3]	Clear Channel Outdoor Holdings Inc.	7.750%	4/15/2028	446	443
[3]	CSC Holdings LLC	5.375%	2/1/2028	40	33
[3]	CSC Holdings LLC	11.250%	5/15/2028	270	236
[3]	CSC Holdings LLC	11.750%	1/31/2029	135	106
[3]	CSC Holdings LLC	4.125%	12/1/2030	280	172
[3]	CSC Holdings LLC	3.375%	2/15/2031	245	148
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	8.875%	2/1/2030	421	419
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	150	150
[3]	DISH Network Corp.	11.750%	11/15/2027	930	979
[3]	Frontier Communications Holdings LLC	6.750%	5/1/2029	461	466
[3]	Frontier Communications Holdings LLC	8.625%	3/15/2031	220	232
[3]	Gray Media Inc.	9.625%	7/15/2032	243	244
[3]	Gray Television Inc.	4.750%	10/15/2030	15	11
[3]	Midcontinent Communications	8.000%	8/15/2032	290	296
	Rogers Communications Inc.	7.125%	4/15/2055	95	102
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	303	274
[3]	Univision Communications Inc.	9.375%	8/1/2032	695	734
[3]	Versant Media Group Inc.	7.250%	1/30/2031	55	56
	Warnermedia Holdings Inc.	5.050%	3/15/2042	754	605
[3]	WULF Compute LLC	7.750%	10/15/2030	150	156
					9,158
Consumer Discretionary (13.6%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	368	361
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	135	128
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	486	492
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	421	426
[3]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	230	230
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	458	470
	Bath & Body Works Inc.	6.950%	3/1/2033	110	114
	Bath & Body Works Inc.	6.875%	11/1/2035	710	742
[3]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	795	855
[3]	Belron UK Finance plc	5.750%	10/15/2029	135	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Carnival Corp.	5.125%	5/1/2029	165	167
[3]	Carnival Corp.	5.875%	6/15/2031	479	494
[3]	Churchill Downs Inc.	4.750%	1/15/2028	20	20
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	406	417
[3]	Flutter Treasury DAC	5.875%	6/4/2031	175	177
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	10	10
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	192	191
[3]	Hanesbrands Inc.	9.000%	2/15/2031	298	315
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/2028	210	210
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	20	21
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.875%	4/1/2027	145	145
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	140	141
	MGM Resorts International	4.750%	10/15/2028	8	8
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	534	548
[3]	NCL Corp. Ltd.	6.250%	3/1/2030	426	433
[3]	Newell Brands Inc.	8.500%	6/1/2028	288	296
	Newell Brands Inc.	7.500%	4/1/2046	762	632
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	35	35
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	218	216
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	80	79
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	710	755
[3]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	110	111
	Whirlpool Corp.	6.125%	6/15/2030	60	59
	Whirlpool Corp.	6.500%	6/15/2033	904	882
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	30	30
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	526	502
					10,849
Consumer Staples (5.5%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.875%	2/15/2028	400	400
[3,4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	55	56
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	80	80
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	341	336
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	115	111
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	258	260
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	320	335
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	370	357
[3]	Opal Bidco SAS	6.500%	3/31/2032	1,245	1,283
[3]	Performance Food Group Inc.	5.500%	10/15/2027	1,153	1,153
					4,371
Energy (11.8%)
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	634	632
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	1,097	1,097
[3]	California Resources Corp.	7.000%	1/15/2034	130	129
[3]	Chord Energy Corp.	6.000%	10/1/2030	115	115
[3]	Civitas Resources Inc.	8.750%	7/1/2031	857	881
[3]	Civitas Resources Inc.	9.625%	6/15/2033	371	398
[3]	CNX Resources Corp.	6.000%	1/15/2029	45	45
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	654	693
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/2028	370	372
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	45	46
	Range Resources Corp.	8.250%	1/15/2029	291	297
[3]	SM Energy Co.	7.000%	8/1/2032	450	440
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	320	342
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/2027	454	455
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	320	330
[3]	Transocean Aquila Ltd.	8.000%	9/30/2028	54	56
[3]	Transocean International Ltd.	8.500%	5/15/2031	259	257
[3]	Transocean International Ltd.	7.875%	10/15/2032	150	155
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	221	227
[3]	Valaris Ltd.	8.375%	4/30/2030	320	334
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	1,183	1,263
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	674	742
[3]	Weatherford International Ltd.	6.750%	10/15/2033	115	118
					9,424
Financials (6.8%)
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	158	163
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/2032	178	184
[3]	AmWINS Group Inc.	4.875%	6/30/2029	203	196
[3]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	248	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Block Inc.	5.625%	8/15/2030	213	216
[3,4]	Bread Financial Holdings Inc.	6.750%	5/15/2031	150	151
[3]	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM	7.375%	9/30/2030	45	45
[3]	Fair Isaac Corp.	5.250%	5/15/2026	30	30
[3]	Fair Isaac Corp.	4.000%	6/15/2028	438	428
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	594	631
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	50	52
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	263	271
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	153	158
[3]	HUB International Ltd.	7.375%	1/31/2032	45	47
	OneMain Finance Corp.	6.625%	5/15/2029	75	77
	OneMain Finance Corp.	4.000%	9/15/2030	852	792
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	198	205
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	930	980
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	20	21
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	594	571
					5,477
Health Care (4.9%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	406	425
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	220	211
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	178	176
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	218	235
[3]	DaVita Inc.	3.750%	2/15/2031	639	587
[3]	IQVIA Inc.	5.000%	10/15/2026	430	429
[3]	LifePoint Health Inc.	10.000%	6/1/2032	168	179
[3]	Medline Borrower LP	3.875%	4/1/2029	672	653
	Tenet Healthcare Corp.	4.375%	1/15/2030	100	98
	Tenet Healthcare Corp.	6.125%	6/15/2030	140	143
	Tenet Healthcare Corp.	6.750%	5/15/2031	329	341
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	165	162
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	293	302
					3,941
Industrials (7.9%)
[3]	ADT Security Corp.	5.875%	10/15/2033	260	264
[3]	Air Canada	3.875%	8/15/2026	987	980
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.000%	6/1/2029	148	145
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	614	618
[3]	Bombardier Inc.	7.250%	7/1/2031	258	274
[3]	BWX Technologies Inc.	4.125%	4/15/2029	599	584
[3]	Clean Harbors Inc.	5.125%	7/15/2029	767	763
[3]	Clean Harbors Inc.	5.750%	10/15/2033	145	148
[3]	Entegris Inc.	4.375%	4/15/2028	370	363
[3]	Garda World Security Corp.	8.375%	11/15/2032	321	326
[3]	Herc Holdings Inc.	5.500%	7/15/2027	353	353
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	679	667
[3]	Spirit AeroSystems Inc.	9.750%	11/15/2030	474	521
[3]	TransDigm Inc.	6.375%	5/31/2033	298	304
					6,310
Materials (11.3%)
[3]	Alcoa Nederland Holding BV	6.125%	5/15/2028	35	35
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	60	56
	Ball Corp.	6.875%	3/15/2028	370	376
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/2025	922	922
[3]	Chemours Co.	5.750%	11/15/2028	459	441
[3]	Chemours Co.	8.000%	1/15/2033	594	573
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	576	564
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	283	296
[3]	Element Solutions Inc.	3.875%	9/1/2028	80	77
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	331	352
	FMC Corp.	5.650%	5/18/2033	400	382
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	654	653
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	40	38
[3]	Kaiser Aluminum Corp.	4.625%	3/1/2028	21	21
[3,4]	Kaiser Aluminum Corp.	5.875%	3/1/2034	60	60
[3]	Magnera Corp.	7.250%	11/15/2031	704	608
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	479	479
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	315	314
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	110	110
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	268	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	158	164
[3]	Sealed Air Corp.	4.000%	12/1/2027	460	453
[3]	SNF Group SACA	3.125%	3/15/2027	383	374
[3]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	208	208
[3]	Tronox Inc.	9.125%	9/30/2030	669	611
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	70	64
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	534	535
					9,029
Real Estate (4.0%)
	Brandywine Operating Partnership LP	8.875%	4/12/2029	815	886
	Brandywine Operating Partnership LP	6.125%	1/15/2031	20	20
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	353	289
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	175	124
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	569	598
[3]	RHP Hotel Properties LP / RHP Finance Corp.	7.250%	7/15/2028	430	444
	SBA Communications Corp.	3.875%	2/15/2027	273	270
[3]	Service Properties Trust	0.000%	9/30/2028	288	254
	Service Properties Trust	8.375%	6/15/2029	55	55
	Service Properties Trust	4.950%	10/1/2029	328	283
					3,223
Technology (5.2%)
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	158	155
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	765	791
	Cotiviti Corp.	7.625%	5/1/2031	475	466
[3]	Imola Merger Corp.	4.750%	5/15/2029	619	611
[3]	McAfee Corp.	7.375%	2/15/2030	486	447
[3]	Rocket Software Inc.	9.000%	11/28/2028	968	997
[3]	Science Applications International Corp.	5.875%	11/1/2033	70	70
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	205	205
[3]	UKG Inc.	6.875%	2/1/2031	70	72
	X Corp.	9.500%	10/29/2029	380	381
					4,195
Utilities (3.4%)
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	704	700
[3]	NRG Energy Inc.	5.750%	7/15/2029	160	161
[3]	NRG Energy Inc.	5.750%	1/15/2034	155	156
[3]	NRG Energy Inc.	6.000%	1/15/2036	180	183
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	195	200
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	140	145
[3,4]	VoltaGrid LLC	7.375%	11/1/2030	70	71
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	1,028	1,057
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	30	31
					2,704
Total Corporate Bonds (Cost $69,110)					68,681
Floating Rate Loan Interests (4.0%)
[5]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.215%	9/19/2030	249	248
[5]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.215%	1/15/2031	479	481
[5]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	195	196
[5,6]	Chobani LLC	—%	10/22/2032	65	65
[5,6]	Cloud Software Group Inc.	—%	3/21/2031	115	115
[5,6]	Dayforce Inc.	—%	10/7/2032	135	134
[5]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.711%	8/15/2030	165	165
[5]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.711%	8/15/2030	30	30
[5]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.660%	5/19/2031	195	194
[5]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.965%	3/1/2029	384	365
[5]	TransDigm Inc. Term Loan M, TSFR3M + 2.500%	6.502%	8/19/2032	765	765
[5]	UKG Inc. Term Loan B, TSFR3M + 2.500%	6.338%	2/10/2031	475	475
Total Floating Rate Loan Interests (Cost $3,245)					3,233

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[7]	Vanguard Market Liquidity Fund (Cost $104)	4.141%	1,040	104
Total Investments (100.9%) (Cost $81,129)				80,681
Other Assets and Liabilities—Net (-0.9%)				(687)
Net Assets (100%)				79,994
Cost is in $000.
1	Securities with a value of $166 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $31 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $58,244, representing 72.8% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Represents an unsettled loan as of October 31, 2025. The coupon rate is not known until the settlement date.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	2	2	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	4	833	(2)
5-Year U.S. Treasury Note	December 2025	14	1,529	(1)
10-Year U.S. Treasury Note	December 2025	3	338	—
Ultra Long U.S. Treasury Bond	December 2025	1	121	1
				(2)

Short Futures Contracts
Long U.S. Treasury Bond	December 2025	(5)	(587)	(2)
Ultra 10-Year U.S. Treasury Note	December 2025	(5)	(577)	1
				(1)
				(3)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V1	12/21/2030	USD	2,090	5.000	163	7
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
C.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
E.	Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	8,663	—	8,663
Corporate Bonds	—	68,681	—	68,681
Floating Rate Loan Interests	—	3,233	—	3,233
Temporary Cash Investments	104	—	—	104
Total	104	80,577	—	80,681
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
Swap Contracts[1]	—	7	—	7
Total	2	7	—	9
Liabilities
Futures Contracts[1]	(5)	—	—	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.